Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2019
Entity Registrant Name	dei_EntityRegistrantName	ADVISORS' INNER CIRCLE FUND
Entity Central Index Key	dei_EntityCentralIndexKey	0000878719
Amendment Flag	dei_AmendmentFlag	false
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Document Creation Date	dei_DocumentCreationDate	Aug. 21, 2020
Document Effective Date	dei_DocumentEffectiveDate	Aug. 21, 2020
Prospectus Date	rr_ProspectusDate	May 01, 2020
Harvest Asian Bond Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE ADVISORS' INNER CIRCLE FUND

Harvest Asian Bond Fund

(the "Fund")

Supplement dated August 21, 2020 to the Fund's Summary Prospectus and Prospectus, each dated May 1, 2020, as supplemented

This supplement provides new and additional information beyond that contained in the Summary Prospectus and Prospectus, and should be read in conjunction with the Summary Prospectus and Prospectus.

The last sentence of the third paragraph of the "Principal Investment Strategy" section is hereby deleted and replaced with the following:

Under normal market conditions, the Fund expects to maintain an average portfolio duration within two years (plus or minus) of the average duration of the securities comprising the Fund's benchmark, the JP Morgan Asia Credit Index.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

HGI-SK-011-0100